Average Annual Total Returns - DWS Latin America Equity Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI EM (Emerging Markets) Latin America® Index (reflects no deduction for fees or expenses) 1 Year	Class S MSCI EM (Emerging Markets) Latin America® Index (reflects no deduction for fees or expenses) 5 Years	Class S MSCI EM (Emerging Markets) Latin America® Index (reflects no deduction for fees or expenses) 10 Years
Total	May 29, 2001	(5.09%)	16.88%	0.63%	(5.09%)	16.38%	(0.39%)	(3.01%)	13.43%	0.55%		(1.83%)	17.67%	0.97%	May 29, 2001	(0.03%)	17.40%	0.47%	Dec. 08, 1992	0.94%	18.56%	1.48%	(13.80%)	8.93%	(3.44%)